Group cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Of Cash Flows [Abstract]
Pension deficit payments	£ 872	£ 274	£ 880
Prepayments in respect of acquisition of intangible assets	325
Purchase price allocation true-up of consideration in acquisition		20
Net of bank overdrafts	£ 29	£ 17	£ 537